INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
Group's investments in and advances to associates

	December 31,
	2010	2009
MTS Belarus—equity investment	$227,130	$220,350
MTS Belarus—loan receivable	3,000	100
Intellect Telecom—equity investment	11,662	—

Total investments in and advances to associates	$241,792	$220,450

Schedule of financial position and results of operations of associates

The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2010 and 2009 were as follows:

	(unaudited)
	2010	2009
Total assets	$527,609	$498,278
Total liabilities	72,533	56,736
Net income	145,707	143,061

The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2010 were as follows:

(unaudited)
Total assets	$25,227
Total liabilities	34,180
Net loss	6,831